Cash and cash equivalents - Consolidated cash and cash equivalents (Details) $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 CAD ($)
Cash and cash equivalents
Cash and cash equivalents	$ 106,700	$ 63,615	$ 48,234	$ 43,455	$ 20,110	$ 16	$ 105,944
Canadian dollars
Cash and cash equivalents
Cash and cash equivalents	11,776			16,857
U.S. dollars
Cash and cash equivalents
Cash and cash equivalents	91,535			26,597
Mexican Pesos
Cash and cash equivalents
Cash and cash equivalents	$ 3,342			$ 1